Partnership Equity And Distributions (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended											1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Feb. 28, 2009	Feb. 29, 2008	Dec. 31, 2011 D	Aug. 17, 2011	Mar. 31, 2011	Feb. 28, 2011	Dec. 31, 2010	Nov. 30, 2010	Aug. 31, 2010	May 26, 2010	Dec. 31, 2009	Nov. 30, 2009	Apr. 30, 2009 Class D Units [Member]	Feb. 28, 2009 Subordinated Units [Member]	Feb. 29, 2008 Subordinated Units [Member]	Dec. 31, 2011 General Partner [Member]	Apr. 30, 2009 DCP Midstream, LLC [Member]	Dec. 31, 2011 Distribution Stage First [Member]	Dec. 31, 2011 Distribution Stage Second [Member]	Dec. 31, 2011 Distribution Stage Third [Member]	Dec. 31, 2011 Distribution Stage Thereafter [Member]	Mar. 31, 2011 Limited Partners Capital Account Units Issued [Member]	Nov. 30, 2010 Limited Partners Capital Account Units Issued [Member]	Aug. 31, 2010 Limited Partners Capital Account Units Issued [Member]
Partnership Equity And Distribution [Line Items]
Partnership deadline for distributions			45
Maximum aggregate offering price				$ 150						$ 1,500
Common unitholders, units sold			761,285
Common unitholders, units issued			44,848,703		3,596,636	8,399	44,848,703	2,875,000	2,990,000		375,000	2,500,000	3,500,000
Common units per unit					$ 40.55			$ 34.96	$ 32.57			$ 25.40
Net proceeds			30.2								69.5		49.7									139.7	96.2	93.1
Commissions and offering costs			$ 1.2
General partner ownership interest																1.00%
Limited partner ownership interest																1.00%	25.10%
Percentage of subordinated units converted	50.00%	50.00%
Subordinated units converted														3,571,429	3,571,428
Distribution of available cash per unit			$ 0.35
Pro rata interest																			13.00%	23.00%	48.00%
General Partner pro rata interest per unit																		$ 0.4025	$ 0.4375	$ 0.525